Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Jun. 30, 2023
Short-term notes payable
Total short-term notes payable	$ 8,537			$ 5,962
Notes Payable to Banks
Short-term notes payable
Interest Rates		10.00%	6.50%		7.75%
Less: Unamortized debt issuance costs	$ (446)			0
Notes Payable to Banks | Bank 1
Short-term notes payable
Interest Rates	6.50%
Short-term notes payable, gross	$ 3,160
Notes Payable to Banks | Bank 2
Short-term notes payable
Interest Rates	7.80%
Short-term notes payable, gross	$ 4,229			$ 5,962
Notes Payable to Banks | Financial Institution 5
Short-term notes payable
Interest Rates	10.00%
Short-term notes payable, gross	$ 1,594